Financial Assets and Liabilities - Summary of Gross Carrying Amount of Financial Assets Not Subject to Impairment (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Total assets	₱ 56,653	₱ 59,188
Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss	432	339
Total assets	513	480
Derivative Financial Assets – Net of Current Portion [Member] | Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss	₱ 81	48
Current Portion Of Derivative Financial Assets [Member] | Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss		₱ 93